Borrowings and derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of the summary of borrowings

Figures in million – SA rand	Note	2023	2022	2021
Borrowings		36,618	22,728	20,298
Derivative financial instrument	28.5	3,810	—	—
Balance at end of the year		40,428	22,728	20,298
Current portion of borrowings and derivative financial instrument		(15,482)	(122)	(107)
Non-current portion of borrowings and derivative financial instrument		24,946	22,606	20,191
Borrowings

Figures in million – SA rand	Notes	2023	2022	2021
US$600 million RCF	28.1	—	—	—
US$1 billion RCF	28.2	—	—	—
R5.5 billion RCF	28.3	4,000	—	—
2026 and 2029 Notes	28.4	22,042	20,140	18,785
US$ Convertible Bond	28.5	7,538	—	—
Burnstone Debt	28.6	2,991	2,540	1,507
Other borrowings	28.7	40	42	—
Franco-Nevada liability		3	2	2
Stillwater Convertible Debentures		4	4	4
Total borrowings		36,618	22,728	20,298
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		36,618	22,728	20,298
Current portion of borrowings		(11,672)	(122)	(107)
Non-current portion of borrowings		24,946	22,606	20,191

Schedule of the rollforward of borrowings	The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		22,728	20,298	18,383
Borrowings acquired on acquisition of subsidiary	16	6	39	—
Loans raised[1]		12,758	8,000	20,622
Loans repaid[2]		(1,323)	(8,003)	(20,252)
Unwinding of loans recognised at amortised cost	5.2	359	216	302
Accrued interest[3]	5.2	1,192	1,046	801
Accrued interest paid		(1,175)	(1,061)	(706)
Early redemption premium on the 2025 Notes		—	—	196
(Gain)/loss on the revised cash flow of the Burnstone Debt	28.6	(32)	776	2
Loss on foreign exchange differences and foreign currency translation		2,105	1,417	950
Balance at end of the year		36,618	22,728	20,298
1Total loans raised per the Statement of Cash Flows for the year ended 31 December 2023 includes the initial recognition of the derivative element of the US$ Convertible
Bond of R1,673 million (see note 28.5). At 31 December 2021, the portion of transaction costs accrued for and not yet settled in respect of the 2026 and 2029 Notes amounted to R29 million
2Included in the repayment of R20,252 million in 2021, is the early redemption of the 2022 and 2025 Notes.  The redemption price was the principal amount of the 2022
Notes, plus accrued and unpaid interest on the 2022 Notes up to, but excluding, the Redemption Date, amounting to US$355.8 million and was settled on 2 August 2021.
During December 2021, the Group also elected to redeem the 2025 Notes at a redemption price of 103.6% of the principal amount of the 2025 Notes, plus accrued and unpaid interest on the 2025 Notes, amounting to US$370.2 million which includes an early settlement premium of R196 million recognised as an early redemption premium on the 2025 Notes in profit or loss. The 2025 Notes were settled on 6 December 2021
3Relates to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	6,978
Loans raised	—	—	703
Loans repaid	—	—	(7,728)
Accrued interest[1]	20	62	113
Accrued interest paid	(20)	(62)	(113)
Loss on foreign exchange differences	—	—	47
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1  Includes commitment fees

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	—	—	—
Loans repaid	—	—	—
Accrued interest[1]	73	—	—
Accrued interest paid	(73)	—	—
Loss on foreign exchange differences	—	—	—
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—

Figures in million –SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	5,000	8,000	—
Loans repaid	(1,000)	(8,000)	—
Accrued interest[1]	125	155	66
Accrued interest paid	(125)	(155)	(66)
Balance at end of the year	4,000	—	—
Current portion of balance	(4,000)	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	20,140	18,785	—
Loans raised	—	—	18,208
Interest charge	932	829	99
Unwinding of amortised cost	80	68	8
Accrued interest paid	(951)	(844)	—
Loss on foreign exchange differences	1,841	1,302	470
Balance at end of the year	22,042	20,140	18,785
Current portion of balance	(116)	(107)	(100)
Non-current portion of balance	21,926	20,033	18,685
Convertible bond at amortised cost

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	7,455	—	—
Interest charge	36	—	—
Unwinding of amortised cost	27	—	—
Loss on foreign exchange differences	20	—	—
Balance at end of the year	7,538	—	—
Current portion of balance	(7,538)	—	—
Non-current portion of balance	—	—	—
Derivative financial instrument

Figures in million – SA rand	Note	2023	2022	2021
Balance at beginning of the year		—	—	—
Initial recognition of derivative instrument		1,673	—	—
Loss on financial instruments[1]	7	2,136	—	—
Loss on foreign exchange differences		1	—	—
Balance at end of the year		3,810	—	—
Current portion of balance		(3,810)	—	—
Non-current portion of balance		—	—	—
1The fair value loss on the derivative financial instrument is mainly due to an increase in the Sibanye-Stillwater share price since the effective date

Figures in million – SA rand	Note	2023	2022	2021
Balance at beginning of the year		2,540	1,507	1,263
Unwinding of amortised cost		252	148	125
(Gain)/loss on revised estimated cash flows[1]	7	(32)	776	2
Loss on foreign exchange differences		231	109	117
Balance at end of the year		2,991	2,540	1,507
Current portion of balance		—	—	—
Non-current portion of balance		2,991	2,540	1,507
1    At 31 December 2023, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to:
•Revised forecast costs and capital expenditure, and
•Revised weighted average gold prices 2023: R1,012,625/kg (2022: R793,473/kg and 2021: R729,270/kg) and long term exchange rates 2023: R18.50/US$ (2022: R15.50/US$
and 2021: R15.00/US$) based on a LOM of 25 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
•In line with the Group's Capital Allocation Framework, the Burnstone project will be delayed and is expected to ramp-up again during 2025. The additional costs during the delay and the deferral of mine ramp-up has resulted in a decrease in the expected future net cash flows from Burnstone, offsetting the impact of the increase in the weighted average gold price

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	42	—	—
Loans raised	303	—	1,711
Loans repaid	(323)	(3)	(1,684)
Borrowings acquired on acquisition of subsidiary	6	39	—
Loss/(gain) on foreign exchange differences	12	6	(27)
Balance at end of the year	40	42	—
Current portion of balance	(11)	(8)	—
Non-current portion of balance	29	34	—

Schedule of fair value of borrowings	The table below shows the fair value and carrying amount of financial instruments where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2023
2026 and 2029 Notes[1]	22,042	18,949	—	—
Burnstone Debt[2]	2,991	—	—	2,509
US$ Convertible Bond[3]	7,538	—	7,471	—
Total	32,571	18,949	7,471	2,509
31 December 2022
2026 and 2029 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
31 December 2021
2022 and 2025 Notes[1]	18,785	18,664	—	—
Burnstone Debt[2]	1,507	—	—	2,996
Total	20,292	18,664	—	2,996
1The fair value is based on the quoted market prices of the notes
2The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.6 for the key assumptions used, except for the discount rate applied in the fair value disclosure above of 10.74% (2022: 10.52%,  2021: 4.18%), which was adjusted to a market-related rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
3The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component

Schedule of interest rate sensitivity analysis	Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2023
- JIBAR	(60)	(40)	(20)	20	40	60
- LIBOR	(43)	(29)	(14)	14	29	43
Change in finance expense	(103)	(69)	(34)	34	69	103
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
31 December 2021
- JIBAR	—	—	—	—	—	—
- LIBOR	21	14	7	(7)	(14)	(21)
Change in finance expense	21	14	7	(7)	(14)	(21)
1Interest rate sensitivity analysis is performed on the borrowings balance at 31 December

Schedule of the exposure to interest rate changes and the contractual repricing dates	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2023	2022	2021
Floating rate with exposure to change in JIBAR	4,000	—	—
Floating rate with exposure to change in term SOFR	—	—	—
Floating rate with exposure to change in LIBOR	2,873	2,424	1,416
Non-current borrowings exposed to interest rate changes	6,873	2,424	1,416
The Group has the following undrawn borrowing facilities:
Committed	20,755	16,403	15,749
Uncommitted	3,274	2,427	2,276
Total undrawn facilities	24,029	18,830	18,025
All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	2,185	10,903	685
- later than one year and not later than two years	—	5,500	9,564
- later than two years and not later than three years	18,570	—	5,500
Total undrawn committed facilities	20,755	16,403	15,749

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand	2023	2022	2021
Borrowings[1]	37,437	20,188	18,791
Cash and cash equivalents[2]	25,519	26,038	30,257
Net debt/(cash)[3]	11,918	(5,850)	(11,466)
Adjusted EBITDA[4]	20,556	41,111	68,606
Net debt/(cash) to adjusted EBITDA (ratio)[5]	0.58	(0.14)	(0.17)
1Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument
2Cash and cash equivalents exclude cash of Burnstone
3Net debt/(cash) represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument. Net debt/(cash) excludes cash of Burnstone
4The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
5  Net debt/(cash) to adjusted EBITDA ratio is defined as net debt/(cash) as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net debt/(cash) to adjusted EBITDA is presented for illustration purposes only, and because of its nature, net debt/(cash) to adjusted EBITDA should not be considered as a representation of financial performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA	Reconciliation of (loss)/profit before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2023	2022	2021
(Loss)/profit before royalties, carbon tax and tax	(38,794)	29,728	50,275
Adjusted for:
Amortisation and depreciation	10,012	7,087	8,293
Interest income	(1,369)	(1,203)	(1,202)
Finance expense	3,299	2,840	2,496
Share-based payments	113	218	383
(Gain)/loss on financial instruments	(235)	4,279	6,279
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Share of results of equity-accounted investees after tax	1,174	(1,287)	(1,989)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(45)	(71)	(167)
Gain on disposal of property, plant and equipment	(105)	(162)	(36)
Impairments/(reversal of impairments)	47,454	(6)	5,148
Early redemption premium on the 2025 Notes	—	—	196
Onerous contract provision	1,865	—	—
Gain on acquisition	(898)	—	—
Loss on deconsolidation of subsidiaries	—	308	—
Gain on remeasurement of previous interest in Kroondal	(298)	—	—
Gain on increase in equity-accounted investment	(5)	—	—
Restructuring costs	515	363	107
Transaction costs	474	152	140
Loss due to dilution of interest in joint operation	—	—	4
IFRS 16 lease payments	(263)	(163)	(142)
Profit on sale of Lonmin Canada	—	(145)	—
Profit on sale of St Helena Hospital	—	—	(16)
Occupational healthcare gain	(365)	(211)	(14)
Adjusted EBITDA	20,556	41,111	68,606